united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

811-24104
Investment Company Act file number

LibreMax Asset-Backed Income Fund
(Exact name of registrant as specified in charter)

c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

LibreMax Asset-Backed Income Fund
Alyssa M. Bernard, Secretary
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 N. LaSalle Street
Chicago, Illinois 60601

(855) 965-5812
Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

LibreMax Capital, LLC

LibreMax Asset-Backed Income Fund (LMIFX)

Semi-Annual Report

June 30, 2026

LibreMax Asset-Backed Income Fund

TABLE OF CONTENTS (Unaudited)

i

LibreMax Asset-Backed Income Fund

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)

June 30, 2026

Asset-Backed Finance	129.3%
Preferred Equity	2.0%
Convertible Notes	0.3%
Short-Term Investment & Other Assets and Liabilities, net	-31.7%

____________

(1)      Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Top Ten Holdings as of June 30, 2026(2) (% of net assets) (Unaudited)

MFP Infrastructure LLC, 10.00% PIK (1 mo. Term SOFR + 6.00%, (SOFR Floor 4.00%), 09/04/2026	8.9%
Forum SFG Tailor, LLC, 14.40% (1 Mo. Term SOFR + 10.75%)	7.8%
Sunnova TEP Holdings, LLC – Class B (3 mo. SOFR + 9.51%), 08/20/2026	6.5%
Unlock HEA Trust, Series 2025-2, Class C, 6.00%, 11/25/2041	5.5%
Forum SFG Steubing Heights, LLC, 13.15% PIK (1 mo. Term SOFR + 9.50%)	4.8%
Livia Health, LLC (1 mo. SOFR US + 11.25%), 06/30/2024	4.7%
Royal Rental Holdings, LLC, 12.00% PIK, 01/23/2028	3.8%
Worthington Asset Management, LLC	3.7%
Forum SFG Iota LLC, 12.25% PIK	3.1%
Domain Greenbough Partner 2, LLC, 14.57%, 01/23/2032	3.1%

____________

(2)      Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2026

ASSET-BACKED FINANCE – 129.3%	Par/Shares		Value
Aircraft – 6.9%
Contrail JV II, LLC – Series I(a)		$1,386,716	$3,825,533
Contrail JV II, LLC – Series II(a)		2,543,090	5,516,725
Worthington Asset Management, LLC(a)		1,151,755	10,826,616
			20,168,874

Automobile – 11.4%
Ally Bank/Utah, Series 2026-A, Class G, 10.58%, 03/15/2034(b)		3,708,836	3,726,754
Avis Budget Car Rental LLC
Series 2024-1A, Class D, 7.20%, 06/20/2030(b)(c)		2,250,000	2,280,676
Series 2026-1A, Class D, 6.53%, 08/20/2030(b)(c)		1,000,000	994,337
CPS Auto Trust
Series 2024-A, Class E, 8.42%, 08/15/2031(b)(c)		1,000,000	1,022,663
Series 2024-C, Class E, 8.04%, 03/15/2032(b)(c)		1,500,000	1,561,739
Series 2024-D, Class E, 7.13%, 06/15/2032(b)(c)		2,250,000	2,293,515
Series 2025-A, Class E, 7.65%, 08/16/2032(b)(c)		2,000,000	2,063,220
Series 2025-B, Class E, 7.95%, 03/15/2033(b)(c)		2,250,000	2,352,044
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 02/17/2032(b)(c)		2,000,000	2,082,330
Hertz Corp.
Series 2022-2A, Class D, 5.16%, 06/26/2028(b)(c)		2,000,000	1,979,040
Series 2022-5A, Class D, 6.78%, 09/25/2028(b)(c)		2,000,000	2,000,414
Series 2023-3A, Class D, 9.43%, 02/25/2028(b)(c)		2,075,000	2,105,662
Series 2026-1A, Class E, 9.64%, 11/25/2030(b)(c)		3,250,000	3,266,162
Santander Holdings USA, Inc., Series 2026-A, Class G, 10.66%, 07/17/2034(b)		1,600,000	1,613,480
Truist Bank, Series 2026-1, Class D, 10.10%, 06/26/2034(b)		2,400,000	2,424,924
U.S. Bank National Association, Series 2026-RVM1, Class F, 10.19%, 12/25/2046(b)		1,359,353	1,353,787
			33,120,747

Collateralized Loan Obligations – 11.2%
Apidos CLO
Series XXXA, Class CR, 6.68% (3 mo. Term SOFR + 3.00%), 10/18/2031(b)(c)(j)		1,000,000	1,000,530
Series XXXA, Class DR, 9.43% (3 mo. Term SOFR + 5.75%), 10/18/2031(b)(c)(j)		1,000,000	1,000,000
Ares European CLO, Series 12A, Class E, 8.34% (3 mo. EURIBOR + 6.10%), 04/20/2032(b)(c)(l)	EUR	2,250,000	2,574,504
Atlas Senior Loan Fund Ltd., Series 2018-10A, Class D, 6.68% (3 mo. Term SOFR + 3.01%), 01/15/2031(b)(c)(j)		2,709,000	2,722,569
Carlyle Group, Inc., Series 2014-2RA, Class C, 6.71% (3 mo. Term SOFR + 3.06%), 05/15/2031(b)(c)(j)		5,000,000	5,050,930
Gallatin CLO Ltd., Series 2017-1A, Class D1R, 7.23% (3 mo. Term SOFR + 3.56%), 07/15/2031(b)(c)(j)		2,000,000	2,014,128
Jefferson Mill CLO Ltd., Series 2015-1A, Class DR, 7.49% (3 mo. Term SOFR + 3.81%), 10/20/2031(b)(c)(j)		2,250,000	2,264,029

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) — (Continued)
June 30, 2026

ASSET-BACKED FINANCE – 129.3%	Par/Shares		Value
KKR CLO Trust, Series 14, Class DR, 7.08% (3 mo. Term SOFR + 3.41%), 07/15/2031(b)(c)(j)		$1,250,000	$1,256,465
Mountain View CLO Ltd., Series 2013-1A, Class DR, 8.08% (3 mo. Term SOFR + 4.41%), 10/12/2030(b)(c)(j)		2,500,000	2,524,705
Palmer Square Loan Funding Ltd.
Series 2024-2A, Class D, 8.37% (3 mo. Term SOFR + 4.70%), 01/15/2033(b)(c)(j)		3,000,000	3,035,529
Series 2025-2A, Class D, 8.17% (3 mo. Term SOFR + 4.50%), 07/15/2033(b)(c)(j)		1,000,000	1,011,265
Sound Point CLO Ltd., Series 2013-1A, Class B1R, 6.63% (3 mo. Term SOFR + 2.96%), 01/26/2031(b)(c)(j)		2,000,000	2,008,500
St Pauls CLO, Series 3RA, Class ER, 6.63% (3 mo. EURIBOR + 4.43%), 01/15/2032(b)(c)(l)	EUR	2,250,000	2,577,209
Trinitas CLO Ltd., Series 2022-19A, Class D1R, 6.63% (3 mo. Term SOFR + 2.95%), 10/20/2033(b)(c)(j)		1,250,000	1,259,073
Zais Clo 7 LLC, Series 2017-2A, Class D, 7.68% (3 mo. Term SOFR + 4.01%), 04/15/2030(b)(c)(j)		2,063,000	2,069,032
			32,368,468

Commercial Mortgage Backed Securities – 7.6%
BX Trust
Series 2019-IMC, Class F, 6.57% (1 mo. Term SOFR + 2.95%), 04/15/2034(b)(c)(i)		2,000,000	1,949,662
Series 2024-SLCT, Class E, 7.02% (1 mo. Term SOFR + 3.39%), 01/15/2042(b)(c)(i)		2,000,000	2,011,374
Cherry Securitization Trust, Series 2024-1A, Class D, 12.28%, 04/15/2032(b)		3,000,000	3,052,605
Extended Stay America Trust, Series 2025-ESH, Class F, 7.73% (1 mo. Term SOFR + 4.10%), 10/15/2042(b)(c)(i)		881,267	891,308
HTL Commercial Mortgage Trust
Series 2024-T53, Class C, 7.32%, 05/10/2039(b)(c)(e)		2,000,000	2,018,812
Series 2024-T53, Class D, 8.47%, 05/10/2039(b)(c)(e)		2,000,000	2,027,196
INTOWN Mortgage Trust, Series 2025-STAY, Class D, 6.48% (1 mo. Term SOFR + 2.85%), 03/15/2042(b)(c)(i)		2,000,000	2,004,988
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class E, 3.90%, 08/15/2047(b)(e)		1,800,000	1,610,102
Series 2014-C23, Class D, 4.17%, 09/15/2047(b)(c)(e)		2,768,219	2,555,116
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class B, 4.34%, 02/15/2036(b)(c)		2,000,000	1,757,180
Velocity Commercial Capital Loan Trust, Series 2026-MC1, Class A1, 6.49%, 01/27/2031(b)(d)		2,160,015	2,165,078
			22,043,421

Commercial Real Estate Loans – 13.6%
Livia Health, LLC, (1 mo. Term SOFR + 11.25%), 06/30/2024(a)(i)(o)		13,680,000	13,680,000
MFP Infrastructure LLC, 10.00% PIK (1 mo. Term SOFR + 6.00%), (SOFR Floor 4.00%), 09/04/2026(a)(i)(m)		25,655,290	25,779,290
			39,459,290

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) — (Continued)
June 30, 2026

ASSET-BACKED FINANCE – 129.3%	Par/Shares	Value
Consumer ABS – 14.7%
Affirm, Inc., Series 2026-2A, Class E, 7.06%, 04/16/2035(b)(c)	$5,000,000	$5,013,265
CH SPV LM LLC, 14.00%, 04/16/2030(a)	2,187,169	2,171,393
Cherry Securitization Trust
Series 2025-1A, Class C, 9.34%, 11/15/2032(b)(c)	2,250,000	2,311,972
Series 2025-1A, Class D, 12.69%, 11/15/2032(b)	1,500,000	1,563,444
Series 2026-1A, Class D, 8.16%, 01/17/2034(b)	1,500,000	1,512,948
GreenSky LLC
Series 2024-2, Class E, 8.75%, 10/27/2059(b)(c)	1,934,148	2,003,431
Series 2025-1A, Class E, 8.65%, 03/25/2060(b)(c)	1,767,232	1,820,836
Lendmark Funding Trust, Series 2024-2A, Class E, 8.47%, 02/21/2034(b)	2,000,000	2,037,068
Pagaya AI Debt Selection Trust
Series 2024-7, Class E, 8.00%, 12/15/2031(b)	1,797,635	1,803,876
Series 2025-7, Class D, 5.54%, 05/15/2033(b)(c)	2,249,599	2,231,960
Series 2025-7, Class E, 8.89%, 05/15/2033(b)	1,499,733	1,508,716
Series 2026-3, Class C, 6.57%, 12/15/2033(b)(c)	2,000,000	2,007,270
Series 2026-3, Class D, 6.93%, 12/15/2033(b)(c)	2,000,000	2,005,206
Reach Financial LLC, Series 2026-2A, Class E, 6.91%, 02/15/2035(b)	2,250,000	2,250,817
Republic Finance Issuance Trust, Series 2024-B, Class D, 8.83%, 11/20/2037(b)(c)	1,481,000	1,513,215
Stream Innovations Issuer Trust, Series 2024-1A, Class C, 11.40%, 07/15/2044(b)(c)	1,678,466	1,857,381
Upgrade Receivables Trust, Series 2024-1A, Class E, 11.53%, 02/18/2031(b)	1,500,000	1,599,256
Upstart Securitization Trust
Series 2025-1, Class C, 9.27%, 04/20/2035(b)(c)	2,000,000	2,095,916
Series 2025-2, Class D, 8.00%, 06/20/2035(b)(c)	1,000,000	1,023,943
Series 2025-3, Class D, 7.41%, 09/20/2035(b)(c)	2,000,000	2,031,604
Series 2025-4, Class D, 7.67%, 11/20/2035(b)(c)	2,250,000	2,307,663
		42,671,180

Digital Infrastructure – 4.4%
Bluepeak ABS Issuer, Series 2025-1A, Class C, 8.85%, 12/20/2055(b)(c)	2,500,000	2,587,202
Kinetic ABS Issuer LLC, Series 2026-1A, Class C, 7.65%, 02/25/2056(b)(c)	3,500,000	3,580,707
MetroNet DevCo Borrower, LLC, (1 mo. Term SOFR + 4.50%), 06/20/2027(a)(i)(q)	2,106,552	2,106,552
Metronet Systems Holdings LLC, Series 2025-2A, Class C, 7.83%, 08/20/2055(b)(c)	2,000,000	2,044,382
Zayo Group LLC, Series 2025-1A, Class C, 8.66%, 03/20/2055(b)(c)	2,500,000	2,589,230
		12,908,073

Other ABS – 2.7%
GC Customer Value RNF Issuer, L.P., 11.72%, 06/18/2041(a)	2,500,000	2,511,925
Kapitus Asset Securitization LLC, Series 2026-1A, Class C, 6.58%, 05/10/2033(b)(c)	1,000,000	1,003,635
U.S. Bank National Association, Series 2026-SUP1, Class R, 10.14% (30 day avg SOFR US + 6.50%), 06/27/2033(b)(k)	3,000,000	3,025,182
US Bank C&I Credit-Linked Notes, Series 2025-SUP2, Class E, 7.33% (30 day avg SOFR US + 3.70%), 09/25/2032(b)(k)	1,372,440	1,391,532
		7,932,274

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) — (Continued)
June 30, 2026

ASSET-BACKED FINANCE – 129.3%	Par/Shares	Value
Residential Development Loans – 22.7%
Domain Greenbough Partner 2, LLC, 14.57%, 01/23/2032(a)	$8,962,852	$8,878,801
Forum SFG Iota LLC, 12.25% PIK(a)(g)(m)	10,050,486	9,013,276
Forum SFG Steubing Heights, LLC, 13.15% PIK (1 mo. Term SOFR + 9.50%)(a)(i)(m)	14,066,485	14,097,637
Forum SFG Tailor, LLC, 14.40% (1 mo. Term SOFR + 10.75%)(a)(i)	22,588,299	22,656,369
Royal Rental Holdings, LLC, 12.00% PIK, 01/23/2028(a)(m)	11,181,911	11,181,911
		65,827,994

Residential Mortgage-Backed Securities – 23.2%
Easy Trust, Series 2025-RTL1, Class A2, 8.30%, 05/25/2040(b)(c)(d)	741,000	755,896
Ellington Financial Mortgage Trust, Series 2025-RTL1, Class M1, 6.39%, 11/25/2040(b)(c)(e)	2,250,000	2,244,778
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-HQA1, Class B2, 14.63% (30 day avg SOFR US + 11.00%), 03/25/2042(b)(c)(k)	1,500,000	1,604,629
Knock Issuer Trust
Series 2025-1, Class A2, 9.05%, 02/25/2030(b)	1,801,000	1,810,167
Series 2025-1, Class C1, 0.00%, 02/25/2030(b)(n)	1,408,125	3,417,152
LHOME Mortgage Trust, Series 2026-RTL1, Class M1, 5.99%, 01/25/2041(b)(c)(e)	2,000,000	1,985,406
MFRA Trust, Series 2026-INVR1, Class M1, 6.20%, 12/25/2059(b)(c)(e)	2,250,000	2,259,351
PRP Advisors, LLC, Series 2026-2, Class M1, 9.81%, 02/25/2031(b)(d)	3,000,000	2,995,092
RCO Mortgage LLC, Series 2025-4, Class M1, 10.76%, 10/25/2030(b)(d)	6,000,000	6,015,414
Reneu Redi Q-1 Trust 2026-RTL1, Series 2026-RTL1, Class A2, 7.25%, 06/25/2041(b)(c)(d)	2,250,000	2,268,706
ROC Securities Trust, Series 2025-RTL1, Class M1, 6.99%, 02/25/2040(b)(c)(e)	1,000,000	1,012,079
Saluda Grade Mortgage Funding LLC, Series 2026-RTL7, Class A1, 5.75%, 03/25/2031(b)(c)(d)	2,250,000	2,231,431
Unison Mortgage Trust, Series 2026-1, Class A, 6.00%, 02/25/2056(b)(c)(e)	738,029	714,161
Unlock HEA Trust 2025-1
Series 2025-1, Class CERT, 0.00%, 07/25/2041(a)(b)(n)	1,633,429	2,129,011
Series 2025-1, Class D, 0.00%, 07/25/2041(b)(f)	652,047	241,545
Unlock HEA Trust 2025-2
Series 2025-2, Class C, 6.00%, 11/25/2041(b)	20,000,000	16,092,040
Series 2025-2, Class CERT, 0.00%, 11/25/2041(a)(b)(n)	6,708,988	6,115,914
Series 2025-2, Class D, 0.00%, 11/25/2041(a)(b)(f)	12,955,378	7,310,823
Vinebrook Homes Operating Partnership LP, Series 2024-SFR1, Class E1, 4.50%, 03/17/2041(b)(c)	1,670,000	1,599,964
Vista Point Securitization Trust
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(b)(c)(e)	2,250,000	2,296,593
Series 2025-CES2, Class B1, 7.06%, 08/25/2055(b)(c)(e)	2,250,000	2,260,498
		67,360,650

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) — (Continued)
June 30, 2026

ASSET-BACKED FINANCE – 129.3%	Par/Shares	Value
Solar – 10.9%
Sunnova TEP Holdings, LLC – Class A-B, 15.00% (7.50% Cash/7.50% PIK), 05/31/2028(a)(m)	$5,797,415	$5,869,886
Sunnova TEP Holdings, LLC – Class B (3 mo. Term SOFR + 9.51%) 08/20/2026(a)(g)(j)(p)	18,605,096	18,921,523
Sunrun Luna Portfolio 2021, LLC (3 mo. Term SOFR + 6.75%), 12/26/2028(a)(j)(q)	6,882,963	6,882,963
		31,674,372
TOTAL ASSET-BACKED FINANCE (Cost $374,047,287)		375,535,343
PREFERRED EQUITY – 2.0%	Shares	Value
Home Equity Financing – 2.0%
Unlock Technologies, Inc.(a)(g)	460,340	5,756,374
TOTAL PREFERRED EQUITY (Cost $5,756,374)		5,756,374
CONVERTIBLE NOTES – 0.4%	Par/Shares	Value
Mortgage Origination – 0.4%
Knockaway, Inc., 4.00% PIK, 11/30/2030(a)(m)	1,170,622	1,181,077
TOTAL CONVERTIBLE NOTES (Cost $1,170,622)		1,181,077
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS – 1.3%	Par/Shares	Value
Goldman Sachs Financial Square Government Fund – Institutional Class, 3.53%(h)	2,786,314	2,786,314
Invesco Treasury Portfolio – Institutional Class, 3.56%(h)	928,772	928,772
TOTAL MONEY MARKET FUNDS (Cost $3,715,086)		3,715,086

TOTAL INVESTMENTS – 133.0% (Cost $384,689,369)		386,187,880
Liabilities in Excess of Other Assets – (33.0)%		(95,814,204)
TOTAL NET ASSETS – 100.0%		$290,373,676

Par amount is in USD unless otherwise indicated.

Percentages are stated as a percent of net assets.

EURIBOR – Euro Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

EUR – Euro

____________

(a)      Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $186,413,599 or 64.2% of net assets as of June 30, 2026.

(b)      Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $211,614,943 or 72.9% of the Fund’s net assets.

(c)      All or a portion of the security has been pledged as collateral for reverse repurchase agreements.

(d)      Step coupon bond. The rate disclosed is as of June 30, 2026.

(e)      Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(f)      Principal only security.

LibreMax Asset-Backed Income Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) — (Continued)
June 30, 2026

(g)      Non-income producing security.

(h)      The rate shown represents the 7-day annualized yield as of June 30, 2026.

(i)      The interest rate on these investments is subject to 1 month Term SOFR, which as of June 30, 2026 was 3.65%

(j)      The interest rate on these investments is subject to 3 month Term SOFR, which as of June 30, 2026 was 3.73%

(k)      The interest rate on these investments is subject to 30-day average SOFR, which as of June 30, 2026 was 3.63%

(l)      The interest rate on these investments is subject to 3 month EURIBOR, which as of June 30, 2026 was 2.32%

(m)    Payment-in-kind (“PIK”) security. All or a portion of the interest accrued on this security is payable in kind.

(n)      The security does not bear interest and represents an ownership interest in the residual cash flows of the issuing entity. Distributions are made after all classes senior in priority have received the amounts due to them.

(o)      Value of the interest due is being carried forward to the final principal payoff of the investment.

(p)      Value of interest due is being included in the discounted cash flow approach and fair value of the investment.

(q)      All or a portion of the investment was made through a participation.

LibreMax Asset-Backed Income Fund

Schedule of Futures Contracts

June 30, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Euro/US Dollar Cross Currency Rate	(9)	09/14/2026	$1,288,856	$15,854
Net Unrealized Appreciation (Depreciation)				$15,854

LibreMax Asset-Backed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2026

Assets
Investments, at fair value (cost $384,689,369)	$386,187,880
Cash & Cash Equivalents	887,819
Interest Receivable	7,368,800
Deposits at broker for futures contracts	407,670
Prepaid expenses and other assets	53,725
Total assets	394,905,894

Liabilities
Reverse Repurchase Agreements	103,263,618
Payable to Adviser, net of waiver	744,979
Interest Payable	194,459
Accrued offering costs	13,433
Accrued expenses and other liabilities	315,729
Total liabilities	104,532,218
Net assets applicable to common stockholders	$290,373,676

Components of Net Assets
Paid-in capital – (unlimited shares authorized without par value)	290,062,269
Total distributable earnings	311,407
Net assets applicable to common stockholders	$290,373,676

Net asset value, offering and/or redemption price per share (29,005,461 common shares)	$10.01

LibreMax Asset-Backed Income Fund
STATEMENT OF OPERATIONS (UNAUDITED)
Period From May 1, 2026(1) through June 30, 2026

Investment Income
Interest income	$4,970,598
Other income	938
Total Investment Income	4,971,536

Expenses
Adviser fees (Note 6)	871,156
Interest Expense (Note 9)	462,289
Administrator fees	80,572
Organizational Costs	30,416
Legal fees	16,712
Audit fees	15,437
Offering fees	13,433
Trustees’ fees	10,194
Transfer agent fees	10,056
Other Expenses and fees	41,095
Total Expenses	1,551,360
Less: expense waived by Adviser	(126,177)
Net Expenses	1,425,183
Net Investment Income	3,546,353

Realized and Unrealized Gain (Loss) on Investments
Net realized gains (losses) on:
Investments	44,912
Foreign currency translation	15,834
Futures Contracts	(8,846)
Net realized gain:	51,900
Net change in unrealized appreciation (depreciation) of:
Investments	1,598,218
Foreign currency translation	(24,734)
Futures Contracts	15,854
Net change in unrealized appreciation:	1,589,338
Net Realized and Unrealized Gain on Investments	1,641,238
Net Increase in Net Assets Applicable to Common Stockholders Resulting from Operations	$5,187,591

____________

(1)      Commencement of operations.

LibreMax Asset-Backed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

Period From May 1, 2026(1) through June 30, 2026
(Unaudited)
Operations
Net investment income	$3,546,353
Net realized gain (loss)	51,900
Net change in unrealized appreciation/depreciation of investments	1,589,338
Net increase in net assets applicable to common stockholders resulting from operations	5,187,591

Distributions and Dividends to Common Stockholders
Distributable earnings	(3,329,163)
Return of capital	(1,547,021)
Total distributions and dividends to common stockholders	(4,876,184)

Capital Share Transactions (Note 12)
Subscriptions	550,010
Shares issued from reorganization	285,523,752
Shares issued in reinvestment of distributions	3,988,507
Shares redeemed	—
Net increase in net assets applicable to common stockholders from capital share transactions	290,062,269
Total increase in net assets applicable to common stockholders	290,373,676

Net Assets
Beginning of period	—
End of period	$290,373,676

Share Transactions (Note 12)
Shares sold	54,634
Shares issued from reorganization	28,552,375
Shares issued from reinvestment of distributions	398,452
Shares redeemed	—
Total increase in shares outstanding	29,005,461

____________

(1)      Commencement of operations.

LibreMax Asset-Backed Income Fund
STATEMENT OF CASH FLOWS (UNAUDITED)
Period From May 1, 2026(1) through June 30, 2026

OPERATING ACTIVITIES
Net Increase in Net Assets Applicable to Common Stockholders Resulting from Operations	$5,187,591
Adjustments to reconcile net increase in the net assets applicable to common stockholders resulting from operations to net cash used in operating activities
Net change in unrealized appreciation/depreciation of investments	(1,589,338)
Purchases of investments	(138,336,653)
Proceeds from sales of investments	22,699,352
Net realized gain on sales of investments and futures	(51,900)
Net purchases of short-term investments	(3,739,820)
Changes in operating assets and liabilities
Interest receivable	(1,239,569)
Accrued offering costs	13,433
Prepaid expenses and other receivables	(53,725)
Payable to Adviser, net of waiver	744,979
Payable for investment interest	194,459
Accrued expenses and other liabilities	315,729
Net cash used in operating activities	(115,855,462)

FINANCING ACTIVITIES
Subscriptions for Shares	550,010
Distributions paid to shareholders	(887,677)
Proceeds from reverse repurchase agreements	103,263,618
Net cash provided by financing activities	102,925,951

CHANGE IN CASH AND CASH EQUIVALENTS	(12,929,511)

CASH AND CASH EQUIVALENTS:
Beginning of period	14,225,000
End of period	$1,295,489

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Reinvestment of shareholder distributions	$3,988,507
Cash paid for interest expense	$267,830
Transfer-in-kind from the Fund reorganization (See Note 12)	$14,225,000

____________

(1)      Commencement of operations.

LibreMax Asset-Backed Income Fund
FINANCIAL HIGHLIGHTS

Period From May 1, 2026* through June 30, 2026
(Unaudited)
Per share operating performance
Net Asset Value, beginning of period	$10.00
Gain (Loss) from Investment Operations:
Net investment income (loss)(1)	0.13
Net realized and unrealized gain (loss)(2)	0.05
Total increase (decrease) from investment operations	0.18
Less Distributions to Common Stockholders:
Net investment income	(0.12)
Net realized gain	—
Return of capital	(0.05)
Total distributions to common stockholders	(0.17)
Net Asset Value, end of period	$10.01
Total return(3)	1.80%

Supplemental Data and Ratios
Net assets applicable to common stockholders, end of period (000’s)	$290,374
Ratio of expenses to average net assets, excluding interest expense(4)
Before waiver	2.26%
After waiver	2.00%
Ratio of expenses to average net assets, including interest expense(4)
Before waiver	3.22%
After waiver	2.96%
Ratio of net investment income (loss) to average net assets(4)	7.37%
Portfolio turnover rate	10%

____________

(1)      Per share calculations were performed using average shares

(2)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)      Not annualized.

(4)      Annualized.

*        Commencement of operations.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

1.      Organization

LibreMax Asset-Backed Income Fund (the “Fund”) was organized as a Delaware statutory trust on June 2, 2025, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered closed-end management investment company issuing shares operating as an “interval fund”. The Fund is non-diversified for the purposes of the 1940 Act. The Fund intends to elect to be treated for federal income tax purposes, and intends to qualify annually, as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for its tax year ending December 31, 2026 and for each taxable year thereafter. Because the Fund intends to elect to be regulated as a RIC under the Code, the Fund’s portfolio is subject to diversification and other requirements. The Fund commenced operation on May 1, 2026.

The Fund seeks to provide attractive risk-adjusted returns and generate current income. The Fund seeks to achieve its investment objective by allocating primarily to a wide array of private asset-backed credit and securitized debt investments. To pursue its investment objective, the Fund will invest in private asset-backed finance products (“Private ABF Investments”) and traded structured credit products (“Traded Securitizations”) and other credit related investments that provide exposure to asset-backed investments (collectively, with Private ABF Investments and Traded Securitizations, “ABF Investments”). In contrast to Traded Securitizations, Private ABF Investments do not trade on an organized market. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities and other investments that the Investment Manager believes are, at the time of investment, considered to be ABF Investments (the “80% Policy”). The Fund will seek to achieve its investment objective by investing in a wide array of ABF Investments such as loans, leases, mortgages, and other receivables across a broad range of asset classes.

2.      Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Use of Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents — Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. These balances may exceed FDIC insured limits.

Distribution of Income and Gains — The Fund distributes substantially all of its net investment income to shareholders in the form of dividends. The Fund declares and distributes dividends monthly to shareholders of record. Distributions can only be made from net investment income after paying any accrued dividends to holders of the preferred shares. At least annually, the Fund also distributes a pro rata share of any available net capital gain and taxable ordinary income,

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

2.      Summary of Significant Accounting Policies (cont.)

if any. Net short-term capital gains may be paid more frequently. The dividends that the Fund pays will depend on several factors, including dividends payable on any preferred shares issued by the Fund (and expenses associated with other forms of leverage).

The tax character of distribution paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term realized capital gains being treated as ordinary income for tax purposes.

Repurchase Agreements — Securities sold under agreements to repurchase (“Repurchase Agreements”) represent the sale of a security by the Fund to a counterparty at a specified price with an agreement for the Fund to repurchase the same security from the same counterparty at a fixed rate or determinable price at a future date. A Repurchase Agreement allows the Fund to transfer possession of a security as collateral, to the counterparty, usually a broker, in exchange for cash from the counterparty. The Fund agrees to repay cash plus interest in exchange for the return of the same security. The party taking possession of the security receives interest at an agreed upon rate. During the term of a Repurchase Agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to equal or exceed the value of the Repurchase Agreement, including accrued interest. If the counterparty defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund asserts its rights. The repurchase date is mutually agreed to by the Fund and the counterparty.

Futures Contracts — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund uses futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Investment Transactions, Income Recognition and Expenses — Investment transactions are recorded on the trade date. The Fund recognizes income and records expenses on an accrual basis. Interest income is net of amortization/accretion of any premiums/discounts, if any, from purchases. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gains and losses from investments are calculated using specific identification.

3.      Portfolio Valuation and Fair Value Measurements

The Board of Trustees (the “Board”) has adopted valuation policies and procedures (the “Valuation Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated LibreMax Capital, LLC (the “Investment Manager”) as the Fund’s valuation designee (the “Valuation Designee”) to perform fair value determinations for investments for which market quotations are not readily available, subject to Board oversight.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

3.      Portfolio Valuation and Fair Value Measurements (cont.)

The Investment Manager has established a Valuation Committee to carry out the responsibilities of the Valuation Designee under the Valuation Procedures. The Valuation Committee meets no less frequently than monthly and is responsible for applying and reviewing valuation methodologies, selecting and evaluating pricing sources, reviewing price challenges and overrides, and reporting to the Board on a quarterly and annual basis and promptly upon the occurrence of matters that materially affect the fair value of the Fund’s investments.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Where available, fair value is based on observable market prices or parameters, or is derived from such prices or parameters. Where observable prices or inputs are not available, valuation techniques are applied. These techniques involve a degree of estimation and judgment, the extent of which depends on the price transparency for the instrument and its complexity. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 Inputs	—	Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 Inputs	—

Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data

Level 3 Inputs	—	Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Asset-Backed and Mortgage-Backed Securities and Collateralized Loan Obligations — Asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, commercial and residential mortgage-backed securities and similar structured debt obligations are generally valued at the mean between the bid and asked prices obtained from an approved pricing source at the close of business on the valuation date. Where a mean price is not available, such securities are valued at the bid or asked price depending on the direction of the Fund’s position. Inputs to these prices are observable and may include quoted prices for similar investments in active or inactive markets, interest rates, yield curves, credit spreads, constant prepayment rates, constant default rates, loss severities and liquidity adjustments. These securities are generally categorized in Level 2 of the fair value hierarchy. Where the inputs to a price are unobservable and significant to the fair value measurement, the security is categorized in Level 3.

Private Asset-Backed Finance Investments — Private asset-backed finance investments, including preferred equity interests, mezzanine loans, warehouse facilities and joint venture interests, do not trade on an organized market and no market quotations are available. These investments are valued by an independent third-party valuation agent using a variety of methods which include discounted cash flow techniques, net asset value approaches, market approaches, collateral analysis or other methods, as the agent considers most appropriate to the instrument. Significant unobservable inputs may include a loss-adjusted discount rate, constant prepayment and constant default rates among others, and, where a market approach is applied, prices from recent transactions in the same or comparable instruments. These investments are categorized in Level 3 of the fair value hierarchy.

Participation Interests — The Fund may acquire an interest in a loan or credit facility through a participation purchased from a financial intermediary rather than by direct assignment. The Fund’s rights under a participation are exercised through the participation seller, and the Fund is exposed to the credit risk of both the underlying obligor and the seller. Participation interests are valued on the same basis as the underlying investment.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

3.      Portfolio Valuation and Fair Value Measurements (cont.)

Investment Companies — Investments in registered money market funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Restricted Securities — Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit a Fund’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures may consider factors such as discounts to publicly traded issues and time until conversion date.

Derivative Instruments — Listed derivatives, including options, rights, swaps, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used to value the Fund’s investments as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Finance	$—	$190,302,821	$185,232,522	$375,535,343
Preferred Equity		5,756,374	—	5,756,374
Convertible Notes	—	—	1,181,077	1,181,077
Short-Term Investments	3,715,086		—	3,715,086
Total Investments	$3,715,086	$196,059,195	$186,413,599	$386,187,880

Other Financial Instruments
Futures contracts	$15,854	$—	$—	$15,854
Total Other Financial Instruments	$15,854	$—	$—	$15,854

Refer to each Fund’s Schedule of Investments for additional industry information.

During the period ended June 30, 2026, there were no changes to the Fund’s valuation techniques that had, or are expected to have, a material impact on its financial position or results of operations. There were no transfers into or out of Level 3 during the period other than as presented in the reconciliation of Level 3 assets below.

Investments in Securities
Balance as of May 1, 2026	$0
Accrued discounts/premiums	149,872
Realized gain (loss)	8,525
Change in net unrealized appreciation (depreciation)	7,232,669
Net purchases (sales)	4,037,210
Transfers into and/or out of Level 3	174,985,323
Balance as of June 30, 2026	$186,413,599
Net change in unrealized depreciation of Level 3 Securities held as of June 30, 2026	$7,232,669

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

3.      Portfolio Valuation and Fair Value Measurements (cont.)

	Fair value at June 30, 2026	Valuation technique	Unobservable input	Range	Weighted average	Impact to valuation from an increase in input
Aircraft	20,168,874	Discounted Cash Flow	Loss-adjusted discount rate	16.85% – 29.44%	23.71%	Decrease
Commercial Real Estate Loans	39,459,272	Discounted Cash Flow	Loss-adjusted discount rate	10.78% – 19.87%	13.93%	Decrease
Residential Development Loans	65,827,994	Discounted Cash Flow	Loss-adjusted discount rate	12.00% – 20.00%	15.24%	Decrease
Residential Mortgage Backed Securities	15,555,748	Discounted Cash Flow	Loss-adjusted discount rate	12.92% – 19.08%	14.97%	Decrease
Residential Mortgage Backed Securities			Conditional prepayment rate	15.00%	15.00%	Increase
Solar	31,674,372	Discounted Cash Flow	Loss-adjusted discount rate	10.40% – 13.13%	12.42%	Decrease
Digital Infrastructure	2,106,552	Discounted Cash Flow	Loss-adjusted discount rate	8.13%	8.13%	Decrease
Consumer ABS	2,171,393	Discounted Cash Flow	Loss-adjusted discount rate	14.21%	14.21%	Decrease
Other ABS	2,511,925	Discounted Cash Flow	Loss-adjusted discount rate	11.62%	11.62%	Decrease
Home Equity Financing	5,756,374	Market Approach	TEV/revenue multiple	4.0x	4.0x	Increase
Mortgage Origination	1,190,341	Discounted Cash Flow	Loss-adjusted discount rate	3.95%	3.95%	Decrease
Total	186,422,845

4.      Derivatives Transactions

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures contracts and options on futures contracts and other derivative securities. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

FASB Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about each Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on each Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

For the period ended June 30, 2026, the Fund’s average quarterly notional values are as follows:

Fund	Short Futures Contracts
LibreMax Asset-Backed Income Fund	$1,288,856

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

4.      Derivatives Transactions (cont.)

The locations on the Statements of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of June 30, 2026. On the Consolidated Statements of Assets and Liabilities:

Derivatives not accounted for as hedging instruments under ASC 815	Assets		Liabilities
	Location	Fair Value	Location	Fair Value
Equity Contracts – Futures	Net Assets – unrealized appreciation on futures contracts**	$15,854	Net Assets – unrealized depreciation on futures contracts**	$—
Total		$15,854		$—

____________

**      Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.

The effect of Derivative Instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended December 31, 2025:

Amount of Realized Gain (Loss) on Derivatives:

Derivatives not accounted for as hedging instruments under ASC 815	Futures
Equity Contracts	$(8,846)
Total	$(8,846)

Change in Unrealized Appreciation or (Depreciation) on Derivatives:

Derivatives not accounted for as hedging instruments under ASC 815	Futures
Equity Contracts	$15,854
Total	$15,854

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026.

Assets:	Gross Amounts Recognized	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
				Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts(1)	$15,854	$—	$15,854	$—	$—	$—
	$15,854	$—	$15,854	$—	$—	$—

____________

(1)      Cumulative appreciation/depreciation on futures contracts is reported in the Schedules of Open Futures Contracts.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

5.      Risk Considerations

The Fund’s investment activities expose it to various types of risk, both on and off balance sheet, which are associated with the financial instruments and markets in which it invests. In the ordinary course of business, the Fund manages a variety of risks, including market risk and credit risk. The Fund identifies, measures and monitors risk through various control mechanisms, including trading limits. The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund and reference should be made to the Fund’s Prospectus and Statement of Additional Information.

Investing in the Fund’s shares is subject to risks, including the risks set forth in the “Risk Factors” section of the prospectus, which include, but are not limited to the following:

Debt Securities Risk

The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.

Asset-Backed Securities Risk

The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, equipment leases, auto loans, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.

Collateralized Debt Obligations Risk

There are a variety of different types of collateralized debt obligations (“CDOs”), including CDOs collateralized by trust preferred securities and asset-backed securities and CDOs collateralized by corporate loans and debt securities called collateralized loan obligations (“CLOs”). CDOs may issue several types of securities, including CDO and CLO equity, multi-sector CDO equity, trust preferred CDO equity and CLO debt. CDOs are subject to credit, liquidity and interest rate risks, which are each discussed in greater detail above. The CDO equity may be unrated or non-investment grade. As a holder of CDO equity, the Fund will have limited remedies available upon the default of the CDO. The Fund may be unable to find a sufficient number of attractive opportunities to meet their investment objective or fully invest their committed capital. For example, from time to time, the market for CDO transactions has been adversely affected by a decrease in the availability of senior and subordinated financing for transactions, in part in response to regulatory pressures on providers of financing to reduce or eliminate their exposure to such transactions. CDOs often invest in concentrated portfolios of assets. The concentration of an underlying portfolio in any one obligor would subject the related CDOs to a greater degree of risk with respect to defaults by such obligor and the concentration of a portfolio in any one industry would subject the related CDOs to a greater degree of risk with respect to economic downturns relating to such industry.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

5.      Risk Considerations (cont.)

Leverage Risk

The Fund’s use of leverage creates the opportunity for increased net income to Common Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on reverse repurchase agreements, dollar rolls and borrowings and the dividend rate on any outstanding preferred shares) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders (and not by preferred shareholders, if any) and will reduce the investment return of the Common Shares. Therefore, the Fund’s use of leverage may result in losses. In addition, any preferred shares issued by the Fund are expected to pay cumulative dividends, which may tend to increase leverage risk.

Interest Rate Risk

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. Changes in interest rates also affect the rate at which the loans and receivables underlying the Fund’s investments are prepaid. When interest rates decline, borrowers may prepay more quickly than anticipated, requiring the Fund to reinvest proceeds at lower prevailing rates and reducing the yield on the Fund’s portfolio. When interest rates rise, prepayments may slow, extending the expected life of an investment, increasing its sensitivity to further rate changes and reducing the Fund’s ability to reinvest at higher rates. A significant portion of the Fund’s investments bears interest at floating rates determined by reference to the Secured Overnight Financing Rate or the Euro Interbank Offered Rate, and the income the Fund receives on those investments will vary with changes in those reference rates.

Repurchase Offer Risk

Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), increased portfolio turnover and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

Valuation Risk

A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing information and acts or omissions of service providers to the Fund. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. See “How Fund Shares are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

5.      Risk Considerations (cont.)

value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Closed-end Interval Fund; Liquidity Risks

The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Common Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, the number of Common Shares tendered in connection with a repurchase offer may exceed the number of Common Shares the Fund has offered to repurchase, in which case not all of the Common Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Common Shares. Hence, a shareholder may not be able to sell their Common Shares when and/or in the amount that they desire.

Real Estate and Mortgage-Backed Securities Risk

The Fund invests in loans, preferred equity and other interests secured by, or whose performance depends upon, real property. The value of these investments is subject to the risks generally associated with the ownership and operation of real estate, including changes in general and local economic conditions, the supply of and demand for properties, competition, the financial condition of tenants and borrowers, changes in operating costs, construction and lease-up risk, the availability and cost of mortgage financing, changes in interest rates, environmental liabilities, casualty and condemnation losses, and changes in zoning, tax and other governmental requirements. Real property is illiquid and may not be able to be sold at a time or price that the Fund considers advantageous.

Mortgage and Mezzanine Investments Risk

The Fund invests in mezzanine loans and preferred equity interests that are subordinate to senior mortgage indebtedness on the underlying property and, in the case of preferred equity, do not benefit from a mortgage lien. In the event of a default, the Fund’s remedies may be limited to an equity pledge or to rights exercisable only after the senior lender has been satisfied in full, and the Fund may be required to protect its position by curing defaults on the senior debt or acquiring the senior position, which may require capital the Fund does not have available. Recovery on these investments depends on the value of the underlying property exceeding the senior indebtedness, and the Fund may recover less than its investment or nothing at all.

Underlying Default Risk

Certain of the Fund’s investments are, or may become, in default or non-performing. An obligor may fail to make scheduled payments of principal or interest, may fail to repay an investment at its stated maturity, or may breach financial or other covenants. The Fund may cease accruing interest on an investment where collection is not reasonably assured, which will reduce the Fund’s net investment income. Enforcing the Fund’s rights may involve restructuring negotiations, forbearance or foreclosure proceedings that are lengthy and costly, the outcome of which is uncertain, and during which the Fund may receive no return on its investment. Where the Fund agrees to modify the terms of an investment, including by extending maturity, reducing or deferring the rate of return or accepting payment in kind, the value of the investment may be adversely affected.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

5.      Risk Considerations (cont.)

Aircraft and Aviation Industry Risk

The Fund holds interests in joint ventures whose assets consist of commercial aircraft and aircraft-related receivables. The value of these interests depends on the demand for air travel and air cargo, the financial condition of lessees, the residual value and remaining useful life of the aircraft, maintenance and technical condition, the cost and availability of fuel, and regulatory requirements including airworthiness directives and environmental standards. The aviation industry is cyclical and has historically been sensitive to economic downturns, geopolitical events, public health emergencies and changes in fuel prices. Aircraft are specialized assets for which the market of potential purchasers is limited, and the Fund may be unable to dispose of its interests at a time or price it considers advantageous.

Specialty Finance Assets Risk

The Fund may invest in a wide variety of specialty finance loans, including but not limited to automobile purchases, equipment finance, transportation leasing or real estate financing. These investments may be structured as direct loans or as other financial instruments, including but not limited to home equity investments (“HEIs”). Any return on such HEIs is contingent and will be dependent on various factors, such as the timing of a realization event, as well as on the value of the related property at the time of settlement. Unlike a mortgage loan, the homeowner does not have an obligation to pay any monthly or other periodic interest or principal payments or to repay the investment amount under the HEI and the Fund would not receive any revenue (via asset appreciation) on an HEI unless a realization event occurs.

Illiquidity Risk

A substantial portion of the Fund’s assets consists of investments for which no public market exists and which are subject to legal or contractual restrictions on transfer. These investments may not be able to be sold at the time or on the terms the Fund considers advantageous, and may have to be held for an extended period or sold at a discount to their carrying value. The Fund is required to offer to repurchase its shares on a quarterly basis, and illiquidity in the portfolio may require the Fund to hold a greater proportion of its assets in liquid investments than it otherwise would, to sell more liquid investments at inopportune times in order to fund repurchases, or to use borrowings to meet repurchase obligations. Any of these outcomes may adversely affect the Fund’s investment performance and the value of an investment in the Fund.

Concentration and Non-Diversification Risk

The Fund is classified as non-diversified under the 1940 Act, which means that it may invest a greater portion of its assets in the obligations of a single issuer or a small number of issuers than a diversified fund. The Fund may also have significant exposure to a single sponsor, originator or servicer across multiple investments and across different levels of a capital structure. As a result, the Fund’s net asset value may be more sensitive to developments affecting a single issuer, sponsor or sector than would be the case for a more broadly diversified fund, and a single adverse development may have a disproportionate effect on the Fund.

Foreign Currency Risk

The Fund holds investments denominated in currencies other than the U.S. dollar and may enter into foreign currency transactions, including futures and forward contracts, to hedge that exposure. The value of these investments will be affected by changes in currency exchange rates, which may be volatile and may be influenced by interest rates, monetary policy, capital controls, political developments and market sentiment. Hedging transactions may not be effective, may not be available at an acceptable cost, and may themselves give rise to losses. The Fund may also incur costs in converting currencies and may experience delays in settlement.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

6.      Management Fee, Related Party Transactions and Other

The Fund has entered into a management agreement (the “Investment Management Agreement”) with the Investment Manager. Under the terms of the Investment Management Agreement, the Fund compensates the Investment Manager for its services at the annual rate of 1.50%, accrued daily and payable monthly in arrears, based upon the daily “Managed Assets” of the fund. Managed Assets means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities, and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares).

The Investment Manager has contractually agreed, through January 31, 2028, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any (i) taxes; (ii) brokerage commissions and expenses; (iii) acquired fund fees and expenses (as determined in accordance with SEC Form N-2); (iv) dividend expenses on short sales; (v) transactional costs, including legal costs, accounting costs and broker-dealer expenses, associated with the acquisition, monitoring and disposition of investments (including broken-deal expenses); (vi) loan servicing fees; (vii) fees and expenses in connection with establishing and maintaining leverage including a line of credit, other borrowings or the issuance of preferred shares; (viii) dividend and interest expenses with respect to preferred shares and borrowings; (ix) distribution and shareholder service fees; (x) expenditures which are capitalized in accordance with GAAP and (xi) extraordinary or non-routine expenses (such as expenses incurred in connection with any merger or reorganization, or litigation expenses) exceed 2.50% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). After its initial term, the Expense Limitation Agreement will automatically renew for consecutive one-year terms unless terminated by the Investment Manager or the Fund upon 30 days written notice to other party prior to the end of the then-current term. In addition, the Investment Manager has contractually agreed to further waive its management fee or reimburse Fund expenses (subject to the exclusions detailed above) to the extent that the Fund’s total annual operating expenses: (i) exceed 2.00% of the Fund’s average daily net assets for the one-year period ending on the first anniversary of the effective date of the Expense Limitation Agreement and (ii) exceed 2.25% of the Fund’s average daily net assets for the one-year period ending on the second anniversary of the effective date of the Expense Limitation Agreement.

The Investment Manager’s waived fees and reimbursed expenses that are subject to potential recoupment are as follows:

Fiscal Year Incurred	Amount Waived or Expenses Reimbursed by the Investment Manager	Amount Recouped	Amount Subject to Potential Reimbursement	Expiration Date
December 31, 2026	$126,177	$—	$126,177	December 31, 2029

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Fund including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2026, are disclosed in the Statement of Operations.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

7.      Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial position or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund has no examinations in progress.

8.      Investment Transactions

For the period May 1, 2026 (commencement of operations) through June 30, 2026, the Fund purchased (at cost) and sold interests (proceeds) in investment securities in the amount of $138,229,952 and $22,455,252 (excluding short-term securities), respectively.

9.      Leverage

The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. During the period ended June 30, 2026, the Fund engaged in leverage through reverse repurchase agreements. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. Reverse repurchase agreements create leverage and subject the Fund to leverage risk, including the risk of magnified losses.

As of June 30, 2026, the Fund had the following reverse repurchase agreements outstanding:
Counterparty	Average Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
Bank of America	4.55%	Various	Various	$13,253,696	$13,153,000
Deutsche Bank	4.45%	Various	Various	46,826,793	46,494,678
J.P. Morgan Securities Inc.	4.46%	Various	Various	2,486,816	2,468,940
RBC Capital Markets	4.55%	Various	Various	41,351,958	41,147,000

____________

*        Weighted average maturity is 52 days.

The Fund incurred interest expense of $462,289.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

9.      Leverage (cont.)

As of June 30, 2026, the fair value of securities pledged as collateral for reverse repurchase agreements were $135.4 million, as noted in the Schedule of Investments. For the period ended June 30, 2026, the average quarterly balance and average interest rate in effect for reverse repurchase agreements were $52.5 million and 4.51%. respectively. The carrying value of borrowings under the reverse repurchase agreement approximates fair value due to the short term nature of these transactions. The fair value was determined using Level 2 inputs in the fair value hierarchy.
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Asset Backed Securities	$—	$27,405,940	$37,159,000	$19,393,678	$83,958,618
Mortgage Backed Securities	—	2,989,000	9,040,000	7,276,000	19,305,000

Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral
				Non-Cash Collateral (Pledged)/ Received(1)	Cash Collateral (Pledged)/ Received(1)	Net Amount
Reverse Repurchase Agreements	$103,263,618	$—	$103,263,618	$103,263,618	$—	$—

____________

(1)      Refer to the Schedule of Investments for the securities pledged as collateral. The value of these securities is $135.4 million. Excess collateral pledged to the individual counterparty is not shown for financial statement purposes

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

10.    Repurchase Offers

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Common Shares, will make periodic offers to repurchase Common Shares. No shareholder will have the right to require the Fund to repurchase its Common Shares, except as permitted by the Fund’s interval structure. No public market for the Common Shares exists, and none is expected to develop in the future. Consequently, shareholders generally will not be able to liquidate their investment other than as a result of repurchases of their Common Shares by the Fund, and then only on a limited basis.

The Fund has adopted, pursuant to Rule 23c-3 under the Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of its Common Shares at NAV on a regular schedule. Although the policy permits repurchase of between 5% and 25% of the Fund’s outstanding Common Shares, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5-10% of the Fund’s outstanding Common Shares at NAV subject to approval of the Board. The schedule requires the Fund to make repurchase offers every three months.

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

10.    Repurchase Offers (cont.)

Quarterly repurchases by the Fund of its Common Shares typically will be funded from available cash. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that the Fund and its shareholders must bear. The sale of Fund assets to satisfy repurchase requests may also result in higher short-term capital gains for taxable shareholders. Furthermore, a diminution in the Fund’s size may limit the Fund’s ability to participate in new investment opportunities or achieve its investment objective. If the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional Common Shares up to a maximum amount of 2% of the outstanding Common Shares of the Fund. If the Fund determines not to repurchase additional Common Shares beyond the repurchase offer amount, or if shareholders tender an amount of Common Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Common Shares tendered on a pro rata basis.

11.    New Accounting Pronouncement

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. LibreMax Capital, LLC’s Senior Management act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

12.    Reorganization of the Fund

Private Fund Conversion Note

The Fund commenced operations on May 1, 2026 by acquiring substantially all of the property and assets of LibreMax Structured Opportunities Fund I and LibreMax Structured Opportunities Fund II, each n unregistered private investment fund managed by the Investment Manager (the “Predecessor Funds”) pursuant to an Agreement and Plan of Exchange (the “Exchange Agreement”). Pursuant to the Exchange Agreement, the Fund issued Class I shares of beneficial interests in exchange for the contributed assets of each Predecessor Fund, which shares were distributed to holders of interests in each Predecessor Fund in complete liquidation of the Predecessor Fund. The Fund did not acquire any of the liabilities of the Predecessor Funds. The Predecessor Funds had an investment objective and investment policies that were, in all material respects, substantially similar to those of the Fund. The exchange did not qualify as a tax-free reorganization. Accordingly, the Fund’s cost basis is the fair value on the

LibreMax Asset-Backed Income Fund
Notes to Financial Statements
June 30, 2026 (Unaudited)

12.    Reorganization of the Fund (cont.)

exchange date and its holding period commences on the exchange date. The Fund recorded the contributed assets at their fair market value as determined as of the exchange date by an independent third party. The assets contributed by, and shares issued to each Predecessor Fund, as of the exchange date were as follows:

Predecessor Fund	Contributed Assets	Shares Issued
LibreMax Structured Opportunities Fund I	$183,924,709	18,392,471
LibreMax Structured Opportunities Fund II	101,599,043	10,159,904

13.    Subsequent Events

Subsequent events after the date of these financial statements have been evaluated through the date the financial statements were issued.

The Fund offered for repurchase up to 5% of its outstanding shares on June 18, 2026. The repurchase offer period was from June 18, 2026, through July 17, 2026, the repurchase pricing date. The amount repurchased as of the pricing date was $0, representing zero shares redeemed.

Management has determined that there were no other subsequent events to disclose in the financial statements.

LibreMax Asset-Backed Income Fund

Additional Information

N-PORT

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available without charge by visiting the SEC’s Web site at www.sec.gov.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities for the most recent 12-month period ended June 30th are available to shareholders without charge, upon request by calling the Investment Manager toll free at 1-855-522-4385 or on the SEC’s web site at www.sec.gov.

BOARD OF TRUSTEES

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available upon request without charge by calling the Investment Manager toll free at 1-855-522-4385 or by visiting the SEC’s web site at www.sec.gov.

FORWARD-LOOKING STATEMENTS

This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may’’, “will’’, “believe’’, “attempt’’, “seem’’, “think’’, “ought’’, “try’’ and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

LibreMax Asset-Backed Income Fund

Board Considerations Regarding Approval of Investment Management Agreement

Approval of the Investment Management Agreement for the LibreMax Asset-Backed Income Fund

On June 18 and 20, 2025, the Board of Trustees (the “Board”) of LibreMax Asset-Backed Income Fund (the “Fund”), consisting entirely of trustees who are not interested persons of the Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee”), unanimously approved the investment management agreement between the Fund and LibreMax Capital, LLC (the “Investment Manager”) (the “Agreement”).

Prior to approving the Agreement, the Board reviewed materials provided by the Investment Manager and met with senior management and portfolio managers of the Investment Manager. The Board also met separately in executive session, independent of Fund management and Investment Manager personnel and was advised by Vedder Price P.C., counsel to the Fund to consider the terms and conditions of the Agreement. The Board determined that, given the totality of the information provided with respect to the Agreement, it was fully informed and had received sufficient information to evaluate and approve the Agreement, and exercised its business judgment in doing so.

The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Extent, and Quality of Services.    In evaluating the nature, extent, and quality of the services expected to be provided by the Investment Manager to the Fund pursuant to the Agreement, the Board considered (i) the duties and responsibilities of the Investment Manager; (ii) the identity, education, and experience of the Investment Manager’s personnel including portfolio managers; and (iii) the Investment Manager’s resources and operational and compliance infrastructure for servicing the Fund. The Board further considered the portfolio managers’ investment process with respect to the Fund’s asset classes. The Board considered the Fund’s expected performance relative to its objectives, benchmarks, and peer funds, together with broader market context. The Board also took into account the risks assumed by the Investment Manager. On the basis of the information provided, the Board concluded that the nature, extent, and quality of the services to be provided by the Investment Manager to the Fund were expected to be satisfactory.

Investment Performance.    The Board noted that the Fund was newly created, had not commenced operations and therefore had no performance history.

The Board noted that prior to the commencement of public sales, certain private funds managed by the Investment Manager (the “Private Funds”) would transfer all of their portfolio assets to the Fund and thereafter cease operations. The Board noted that such transfers were feasible given the substantial similarity of the Private Funds’ investment objectives, strategies, and policies to those of the Fund. The Board also reviewed the one-, two-, and since-inception performance of Structured Opportunities Fund II and noted that each Private Fund was a privately offered fund and was not registered under the 1940 Act and therefore was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

Fees and Expenses.    The Board reviewed the proposed management fee for the Fund, including comparative data prepared by an independent 15(c) board reporting service, as well as fee and expense information for peer funds identified by the Investment Manager. The Board noted that the proposed management fee was above median of the peer group, and considered this in light of the services to be provided, recognizing that relative fee comparisons were not determinative. The Board also reviewed comparative expense ratios of peer funds and noted that, because the Fund had not commenced operations, its expense ratio was estimated and subject to change. However, the Board considered the proposed expense limitation agreement that would be in effect for the initial term of the Agreement. On the basis of the information provided, the Board concluded that the proposed management fee for the Fund was reasonable in light of the nature, extent, and quality of the services expected to be provided by the Investment Manager.

Profitability.    With respect to the Investment Manager’s estimated profitability, the Board considered the Fund’s proposed management fee rate and the Investment Manager’s estimated revenues and costs associated with providing the services, outlined in the Agreement, to the Fund. The Board reviewed the Investment Manager’s financial statements and a profitability analysis prepared by the Investment Manager based on projected asset levels, and recognized the limitations inherent in allocating shared costs and estimating profitability. The Board concluded that the Investment Manager’s estimated level of profitability from its relationship with the Fund was reasonable.

Economies of Scale.    The Board considered the extent to which economies of scale may be realized as the Fund grows, and whether fee levels reflect any such economies of scale for the benefit of the shareholders. The Board considered the Investment Manager’s statement that its costs in providing services to the Fund include both fixed and variable costs. In considering whether fee levels reflect economies of scale, the Board reviewed the Fund’s proposed management fee in comparison to peer funds and the overall fee structure and whether economies of scale may be shared through such structure or other arrangements, including the Investment Manager’s agreement to implement an expense limitation arrangement.

The Board concluded that, at projected asset levels, any current economies of scale were appropriately reflected in the Fund’s structure and expense limitation agreement. The Board further noted that it would continue to monitor the existence and sharing of economies of scale as the Fund’s assets grow.

Other Benefits to the Investment Manager.    The Board considered the extent to which the Investment Manager may derive any fall-out benefits from its relationship with the Fund. The Board noted the Investment Manager’s statement that it does not have any soft dollar arrangements in place with respect to the Fund, and that no other material fall-out benefits are expected. The Board considered this information in evaluating the reasonableness of the proposed management fee.

Conclusion.    Based upon the information considered and the conclusions reached, and in light of the Board’s review process and deliberations, the Board determined that the terms of the Agreement, including management fee, were fair and reasonable and that the approval of the Agreement was in the best interests of the Fund.

Fund Service Providers

Investment Manager

LibreMax Capital, LLC

601 Lexington Ave.

New York, NY 10022

Custodian

U.S. Bank, N.A.

1555 N. River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Administrator and Accounting Agent

U.S. Bank Global Fund Services

615 East Michigan Street, 3rd Floor

Milwaukee, Wisconsin 53212

Legal Counsel

Vedder Price P.C.

222 N La Salle St.

Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, Pennsylvania 19103

Principal Underwriter and Distributor

Quasar Distributors, LLC

190 Middle Street, Suites 301 and 401

Portland, ME 04101

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)       Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Not applicable to closed-end investment companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 1(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)       The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not Applicable.

(b)       Not Applicable.

Item 19. Exhibits.

(a)(1)

Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LibreMax Asset-Backed Income Fund
By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President Principal Executive Officer
Date	9/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin J. Eirich
Benjamin J. Eirich, President, Principal Executive Officer
Date	9/2/2026
By	/s/ Christopher C. Conrad
Christopher C. Conrad, Treasurer, Principal Financial Officer
Date	9/2/2026

*     Print the name and title of each signing officer under his or her signature